Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2018		Nov. 28, 2017	Sep. 30, 2017		Sep. 27, 2017	Sep. 30, 2016		Sep. 30, 2015		Nov. 25, 2014	Sep. 30, 2014
PGIM Jennison Growth Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 43,384.54	$ 30,411.40		$ 23,330.65		$ 35,324.63		$ 28,370.51		$ 18,206.27		$ 18,381.31			$ 14,475.10			$ 11,573.75		$ 10,619.50			$ 10,000.00
PGIM Jennison Focused Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 22,945.12	16,836.42		14,144.20		16,338.07		12,327.20		12,600.60		14,013.25			12,319.49			10,417.02		9,245.79		$ 10,000.00
PGIM Jennison Focused Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 20,903.64	15,583.16		13,288.94		15,556.10		11,869.73		12,288.75		13,772.86			12,230.39			10,461.52		9,389.96			10,000.01
PGIM Balanced Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,286.16	15,458.80		13,756.66		16,646.31		14,089.01		13,423.89		13,154.99			12,172.20			10,988.99		9,989.39			10,000.01
PGIM Jennison Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 39,772.28	27,958.51		21,514.54		32,679.72		26,319.31		16,945.46		17,160.59			13,554.43			10,869.70		10,006.18			9,449.95
PGIM Jennison Growth Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 27,079.61	19,063.13		14,680.04		22,321.86		18,001.14		11,599.13		11,759.87		$ 10,000.00
PGIM Balanced Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 20,581.57	16,373.16		14,486.68		17,398.66		14,621.39		13,807.05		13,458.97			12,358.47			11,102.08		10,041.21			10,000.00
PGIM Jennison Growth Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 27,547.05	19,341.55		14,859.68		22,539.11		18,133.16		11,654.16		11,782.89		10,000.00
PGIM Jennison Focused Value Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 22,037.19	16,286.28		13,798.68		16,043.17		12,187.43		12,541.20		14,017.40			12,420.90			10,565.50		9,440.77			10,000.00
PGIM Jennison Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 39,291.44	27,811.92		21,553.58		32,961.68		26,727.20		17,325.49		17,664.32			14,045.90			11,342.02		10,513.01			10,000.01
PGIM Balanced Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 19,404.90	15,479.91		13,719.83		16,519.41		13,910.08		13,167.63		12,874.42			11,848.54			10,674.99		9,690.93			9,674.77
PGIM Balanced Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,331.48	12,983.38		11,465.28		13,757.22		11,549.42		10,894.58		10,609.67		10,000.00
PGIM Jennison Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 30,519.79	21,366.69		16,374.68		24,765.30		19,868.76		12,738.14		12,845.12					$ 10,000.00
PGIM Jennison Focused Value Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 23,546.66	17,270.25		14,516.21		16,761.01		12,648.24		12,927.19		14,340.65			12,607.94			10,674.38		9,489.59			10,000.01
PGIM Jennison Growth Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 41,200.90	29,028.52		22,389.72		34,079.38		27,511.07		17,750.56		18,014.36			14,258.68			11,454.76		10,568.12			9,999.99
PGIM Jennison Focused Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 21,550.69	15,871.45		13,392.54		15,506.83		11,736.46		12,037.23		13,393.89			11,806.39			10,027.32		8,941.84			9,450.06
PGIM Balanced Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 18,612.47	14,962.73		13,373.12		16,225.73		13,771.87		13,144.73		12,934.98			11,993.21			10,879.76		9,943.83			10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098.020035982474	25,740.82606126845		21,165.429473277909		25,039.563076931514		19,260.467711924091		16,726.553913772721		16,044.061236029711		10,000	13,606.993862280488		10,000	11,472.109431447141		9,938.54807460674		10,000	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004.454816588326	10,759.711021705372		10,690.81552914307		12,518.459845531337		12,631.531383079113		11,806.858716408482		10,704.690315843698		10,000	10,836.474209398355			10,828.606514263003		10,294.081685827936			10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145.423783504455	32,453.332672627876		25,409.492630403038		32,824.485149432585		25,781.62868182969		18,745.880377730886		18,075.866855498207		10,000	14,312.271765542799		$ 10,000	11,737.073841574786		10,317.341820162299		$ 10,000	10,000
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Blended Index
Account Value	$ 21,158.715373840398 [1]	17,008.289418071796	[1]	15,125.988285372054	[1]	18,095.189272991269	[1]	15,478.261263254697	[1]	14,012.072180495414	[1]	13,236.861348676803	[1]	$ 10,000	12,257.527485323706	[1]		11,029.022534054657	[1]	9,959.2537784983124	[1]		10,000	[1]
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183.457693856759	$ 18,928.614763852431		$ 16,540.463233538485		$ 18,660.845669584905		$ 13,821.632735797135		$ 14,552.934338292671		$ 13,993.125096962624			$ 12,784.886776046342			$ 11,105.497854688374		$ 9,557.62868520294			$ 10,000

[1]	Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).